General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Six months ended June 30,	Six months ended June 30,
	2025	2024

Payroll and related benefits (including share-based compensation)	836	870
Professional services	906	857
Others	128	118
	1,870	1,845